Victory Market Neutral Income Fund Investment Objectives and Goals - Class A Class C Class I Shares [Member] - Victory Market Neutral Income Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Victory Market Neutral Income Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Market Neutral Income Fund's (the “Fund”) objective is high current income.